Segment information	9 Months Ended
Sep. 30, 2020
Segment information
Segment information

3. Segment information

There are two operating segments. The segment profit measure is Segment EBITDA, which is defined as earnings before interest, taxes, depreciation, amortization and impairment, and other financial items (gain (loss) on debt extinguishment, gain (loss) on derivative instruments and other items, net). Segment EBITDA is reconciled to operating income and net income in the segment presentation below. The two segments are “Majority held FSRUs” and “Joint venture FSRUs.” In addition, unallocated corporate costs, interest income from advances to joint ventures and interest expense related to the outstanding balances on the $85 million revolving credit facility and the $385 million facility is included in “Other.”

For the three and nine months ended September 30, 2020 and 2019, Majority held FSRUs includes the financing lease related to the PGN FSRU Lampung and the operating leases related to the Höegh Gallant and the Höegh Grace.

For the three and nine months ended September 30, 2020 and 2019, Joint venture FSRUs include two 50% owned FSRUs, the Neptune and the Cape Ann, that operate under long term time charters with one charterer.

The accounting policies applied to the segments are the same as those applied in the consolidated financial statements, except that i) Joint venture FSRUs are presented under the proportional consolidation method for the segment note and under equity accounting for the consolidated financial statements and ii) internal interest income and interest expense between the Partnership's subsidiaries that eliminate in consolidation are not included in the segment columns for the other financial income (expense), net line. Under the proportional consolidation method, 50% of the Joint venture FSRUs’ revenues, expenses and assets are reflected in the segment note. Management monitors the results of operations of joint ventures under the proportional consolidation method and not the equity method of accounting.

In time charters, the charterer, not the Partnership, controls the choice of locations or routes the FSRUs serve. Accordingly, the presentation of information by geographical region is not meaningful. The following tables include the results for the segments for the three and nine months ended September 30, 2020 and 2019.

	Three months ended September 30, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		Reporting
Time charter revenues	$35,913	10,896	—	46,809	(10,896)	(1)	$35,913
Total revenues	35,913	10,896	—	46,809			35,913
Operating expenses	(6,831)	(1,957)	(1,587)	(10,375)	1,957	(1)	(8,418)
Equity in earnings (losses) of joint ventures	—	—	—	—	5,774	(1)	5,774
Segment EBITDA	29,082	8,939	(1,587)	36,434
Depreciation, amortization and impairment	(5,210)	(2,490)	—	(7,700)	2,490	(1)	(5,210)
Operating income (loss)	23,872	6,449	(1,587)	28,734			28,059
Gain (loss) on derivative instruments	—	2,226	—	2,226	(2,226)	(1)	—
Other financial income (expense), net	(2,415)	(2,901)	(4,310)	(9,626)	2,901	(1)	(6,725)
Income (loss) before tax	21,457	5,774	(5,897)	21,334			21,334
Income tax benefit (expense)	(1,859)	—	—	(1,859)			(1,859)
Net income (loss)	$19,598	5,774	(5,897)	19,475	—		$19,475
Preferred unitholders’ interest in net income	—	—	—	—	3,681	(2)	3,681
Limited partners’ interest in net income (loss)	$19,598	5,774	(5,897)	19,475	(3,681)	(2)	$15,794
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.
(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	Three months ended September 30, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		Reporting
Time charter revenues	$36,982	10,820	—	47,802	(10,820)	(1)	$36,982
Total revenues	36,982	10,820	—	47,802			36,982
Operating expenses	(7,490)	(2,478)	(1,437)	(11,405)	2,478	(1)	(8,927)
Equity in earnings (losses) of joint ventures	—	—	—	—	621	(1)	621
Segment EBITDA	29,492	8,342	(1,437)	36,397
Depreciation, amortization and impairment	(5,285)	(2,528)	—	(7,813)	2,528	(1)	(5,285)
Operating income (loss)	24,207	5,814	(1,437)	28,584			23,391
Gain (loss) on derivative instruments	—	(2,165)	—	(2,165)	2,165	(1)	—
Other financial income (expense), net	(2,837)	(3,028)	(4,785)	(10,650)	3,028	(1)	(7,622)
Income (loss) before tax	21,370	621	(6,222)	15,769			15,769
Income tax expense	(2,065)	—	—	(2,065)			(2,065)
Net income (loss)	$19,305	621	(6,222)	13,704	—		$13,704
Preferred unitholders’ interest in net income	—	—	—	—	3,482	(2)	3,482
Limited partners' interest in net income (loss)	$19,305	621	(6,222)	13,704	(3,482)	(2)	$10,222
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.

	Nine months ended September 30, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		Reporting
Time charter revenues	$107,036	33,561	—	140,597	(33,561)	(1)	$107,036
Total revenues	107,036	33,561	—	140,597			107,036
Operating expenses	(19,676)	(7,768)	(4,607)	(32,051)	7,768	(1)	(24,283)
Equity in earnings (losses) of joint ventures	—	—	—	—	2,202	(1)	2,202
Segment EBITDA	87,360	25,793	(4,607)	108,546
Depreciation, amortization and impairment	(15,727)	(7,475)	—	(23,202)	7,475	(1)	(15,727)
Operating income (loss)	71,633	18,318	(4,607)	85,344			69,228
Gain (loss) on derivative instruments	—	(7,264)	—	(7,264)	7,264	(1)	—
Other financial income (expense), net	(7,195)	(8,852)	(13,162)	(29,209)	8,852	(1)	(20,357)
Income (loss) before tax	64,438	2,202	(17,769)	48,871			48,871
Income tax expense	(4,240)	—	—	(4,240)			(4,240)
Net income (loss)	$60,198	2,202	(17,769)	44,631	—		$44,631
Preferred unitholders’ interest in net income	—	—	—	—	11,017	(2)	11,017
Limited partners' interest in net income (loss)	$60,198	2,202	(17,769)	44,631	(11,017)	(2)	$33,614
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.
(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	As of September 30, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	Reporting	ations		Reporting
Vessels, net of accumulated depreciation	$624,825	244,715	—	869,540	(244,715)	(1)	$624,825
Net investment in financing lease	275,433	—	—	275,433	—		275,433
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	4,069	4,069	—		4,069
Total assets	971,156	272,084	9,672	1,252,912	(272,084)	(1)	980,828
Accumulated earnings of joint ventures	—	—	50	50	5,422	(1)	5,472
Expenditures for vessels & equipment	8	73	—	81	(73)	(2)	8
Expenditures for drydocking	—	2	—	2	(2)	(2)	—
Principal repayment financing lease	3,376	—	—	3,376	—		3,376
Amortization of above market & contract extension	$2,358	—	—	2,358	—		$2,358
(1)

Eliminates the proportional share of the Joint venture FSRUs' Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership's share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings of joint ventures.

(2)	Eliminates the Joint venture FSRUs' Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership to reflect the Partnership's consolidated assets.

	Nine months ended September 30, 2019
			Joint venture
	Majority		FSRUs		Total
	held		(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs		consolidation)	Other	reporting	ations		Reporting
Time charter revenues	$106,834		31,901	—	138,735	(31,901)	(1)	$106,834
Other revenue	64	(3)	—	—	64			64
Total revenues	106,898		31,901	—	138,799			106,898
Operating expenses	(24,071)		(6,592)	(4,661)	(35,324)	6,592	(1)	(28,732)
Equity in earnings (losses) of joint ventures	—		—	—	—	(602)	(1)	(602)
Segment EBITDA	82,827		25,309	(4,661)	103,475
Depreciation, amortization and impairment	(16,197)		(7,532)	—	(23,729)	7,532	(1)	(16,197)
Operating income (loss)	66,630		17,777	(4,661)	79,746			61,367
Gain (loss) on debt extinguishment	1,030		—	—	1,030			1,030
Gain (loss) on derivative instruments	—		(9,354)	—	(9,354)	9,354	(1)	—
Other financial income (expense), net	(9,764)		(9,025)	(13,152)	(31,941)	9,025	(1)	(22,916)
Income (loss) before tax	57,896		(602)	(17,813)	39,481			39,481
Income tax expense	(5,486)		—	—	(5,486)			(5,486)
Net income (loss)	$52,410		(602)	(17,813)	33,995	—		$33,995
Preferred unitholders’ interest in net income	—		—	—	—	10,224	(2)	10,224
Limited partners’ interest in net income (loss)	$52,410		(602)	(17,813)	33,995	(10,224)	(2)	$23,771
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.
(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.
(3)	Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during the second quarter of 2019. Refer to note 14.

	As of December 31, 2019
		Joint venture
	Majority	FSRUs		Total
	Held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		Reporting
Vessels, net of accumulated depreciation	$640,431	252,789	—	893,220	(252,789)	(1)	$640,431
Net investment in financing lease	278,904	—	—	278,904	—		278,904
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,831	3,831	—		3,831
Total assets	996,201	284,174	16,599	1,296,974	(284,174)	(1)	1,012,800
Accumulated earnings of joint ventures	—	—	50	50	3,220	(1)	3,270
Expenditures for vessels & equipment	211	195	—	406	(195)	(2)	211
Expenditures for drydocking	3,107	913	—	4,020	(913)	(2)	3,107
Impairment/retirement of equipment	—	(75)	—	(75)	75	(2)	—
Principal repayment financing lease	4,168	—	—	4,168	—		4,168
Amortization of above market contract	$3,631	—	—	3,631	—		$3,631
(1)	Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings of joint ventures.
(2)	Eliminates (a) the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership and (b) impairment/retirement of equipment to reflect the Partnership's consolidated assets.